SHARE CAPITAL - Disclosure of performance share units plan (Details) - shares		12 Months Ended
	May 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Performance share units, outstanding, beginning of period		1,805,000	1,219,000
Granted		322,000	882,000
Cancelled		(100,000)	(296,000)
Settled for shares	(388,000)	(388,000)	0
Performance share units, outstanding, end of period		1,639,000	1,805,000